Effective Income Tax Rate (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Amendments to income tax laws, approved date		Nov. 30, 2011
Statutory income tax rate (in percentage)	37.90%	40.00%	40.00%
Net deferred tax assets decreased		¥ 16,072
Income tax expenses increased		¥ 16,072
Fiscal years beginning on or after April 1, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate (in percentage)		37.90%
Fiscal years beginning on or after April 1, 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate (in percentage)		35.10%